Summary of Significant Principal Accounting Policies (Schedule of Concentration and Risks) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 2,292,678		¥ 2,260,918		$ 332,407
Cost of products	2,255,950	$ 327,082	3,276,571	¥ 3,326,243
Accounts Receivable | Customer | Customer A
Concentration Risk [Line Items]
Accounts receivable, net	477,915		476,851
Cost of Products | Supplier | B
Concentration Risk [Line Items]
Cost of products	1,007,377		1,487,017	1,813,669
Sales Revenue, Net | Customer | Customer A
Concentration Risk [Line Items]
Accounts receivable, net	¥ 1,094,564		¥ 989,904	¥ 1,275,875